SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) $ / shares in Units, kr in Millions		1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 30, 2013	Oct. 31, 2016 USD ($)	Jan. 31, 2013 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 NOK (kr) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 NOK (kr) shares	Dec. 31, 2015 USD ($)	Nov. 30, 2016 shares	Oct. 05, 2016 USD ($) $ / shares shares
Stockholders' Equity Note [Abstract]
Options exercised (in shares) | shares					7,500	7,500	36,575	36,575
Share capital, par value (in dollars per share) | $ / shares				$ 1.00	$ 0.01		$ 0.01
Exercisable at end of year (in dollars per share) | $ / shares					$ 11.78		$ 12.11
Premium on stock options exercised					$ 100,000		$ 200,000
Share Capital, shares authorized | shares				125,000,000	150,000,000		150,000,000
Share Capital, shares issued | shares				93,504,575	110,930,873		101,504,575
Share Capital Details
Equity component of convertible bond issuance due 2021			$ 20,700,000		$ 120,695,000		$ (3,966,000)		$ 0
Amortization of deferred equity contributions					$ 0		0		2,044,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Stockholders' Equity Note [Abstract]
Debt Instrument, Interest Rate, Stated Percentage											5.75%
Share Capital Details
Debt amount											$ 225,000,000
Common Stock, Shares Loaned to Affiliate (in shares) | shares										8,000,000
Maturity date of debt		Oct. 15, 2021
Conversion price (in dollars per share) | $ / shares					$ 16.6561						$ 17.7747
Equity component of convertible bond issuance due 2021		$ 4,600,000
Shares issued on conversion of convertible debt | shares					60.0416						56.2596
Denomination of unsecured corporate bond											$ 1,000
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Stockholders' Equity Note [Abstract]
Debt Instrument, Interest Rate, Stated Percentage			3.25%
Share Capital Details
Debt amount			$ 350,000,000
Maturity date of debt	Feb. 01, 2018
Conversion price (in dollars per share) | $ / shares			$ 21.945		$ 13.2418
Premium of conversion price to share price			33.00%
Repayments of Debt | kr								kr 165.8
Write off of Deferred Debt Issuance Cost | kr						kr 16.4		kr 8.5
Contributed surplus
Share Capital Details
Transfer arising from reduction in par value of issued shares				$ 92,600,000	$ 0		92,570,000		0
Amortization of deferred equity contributions					$ 0		$ 0		$ 2,044,000